Commitments	12 Months Ended
Dec. 31, 2021
Capital Commitments [Abstract]
Commitments
31	Commitments

(a)	Operating commitments
The following table summarizes future minimum commitments of the Group under non-cancelable
operating arrangements, which are mainly related to rental of bandwidth:

	2020	2021
	RMB’million	RMB’million
Within one year	462	348
Later than one year but not later than five years	23	24

	485	372

(b)	Contents royalty
The Group is subject to the following minimum royalty payments associated with its license agreements:

	2020	2021
	RMB’million	RMB’million
Within one year	3,356	2,511
Later than one year but not later than five years	1,271	1,189

	4,627	3,700

(c)	Investment commitments
As at December 31, 2020 and 2021, the Group had commitments of approximately RMB1,700 million and RMB513 million to invest in equity interest of certain entities.